Weighted Average Assumptions in Binominal Option-pricing Model (Detail) (JPY ¥)	12 Months Ended
Mar. 31, 2009
Compensation Related Costs Share Based Payments Disclosure [Line Items]
Weighted-average grant-date fair value	¥ 5,630
Risk-free rate, lower limit	0.60%
Risk-free rate, upper limit	1.52%
Expected volatility	46.00%
Expected dividend yield	1.73%